INVENTORIES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Inventory Write-down			$ 38,860	$ 43,009
Cost of Goods and Services Sold	$ 253,163	$ 29,300	$ 402,665	388,756
Inventory Cost [Member]
Cost of Goods and Services Sold	$ 237,000	$ 29,300
InMotion Products [Member]
Inventory Write-down				$ 124,416